Convertible Notes (Tables)	6 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of unaudited net carrying amount

	Principal outstanding	Unamortized issuance cost	Net carrying value
Short-term
September 30, 2019
Convertible notes	$7,391,305	$(2,455,112)	$4,936,193

Long-term
September 30, 2019
Convertible notes	$880,852	$(62,622)	$818,230

Total
September 30, 2019
Convertible notes	$8,272,157	$(2,517,734)	$5,754,423

Schedule of net carrying amount of the equity component
	Amount allocated to conversion option	Issuance cost	Equity component, net
September 30, 2019
Convertible notes	$699,029	$262,403	$436,626

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total
Six months period ended September 30, 2019	$1,672,708	$470,823	$2,143,531